Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

December 31, 2017

Dates Covered
Collections Period	12/01/17 - 12/31/17
Interest Accrual Period	12/15/17 - 01/15/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	01/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/17	173,485,878.34	13,741
Yield Supplement Overcollateralization Amount 11/30/17	3,376,079.23	0
Receivables Balance 11/30/17	176,861,957.57	13,741
Principal Payments	8,393,371.53	424
Defaulted Receivables	339,818.70	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/17	3,120,642.63	0
Pool Balance at 12/31/17	165,008,124.71	13,298

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	22.32%

Prepayment ABS Speed	1.20%

Overcollateralization Target Amount	7,425,365.61
Actual Overcollateralization	7,425,365.61

Weighted Average APR	3.99%
Weighted Average APR, Yield Adjusted	5.44%
Weighted Average Remaining Term	34.27

Delinquent Receivables:
Past Due 31-60 days	3,988,225.61	237
Past Due 61-90 days	1,222,795.63	78
Past Due 91-120 days	120,001.43	12
Past Due 121+ days	0.00	0
Total	5,331,022.67	327

Total 31+ Delinquent as % Ending Pool Balance	3.23%

Recoveries	210,879.63

Aggregate Net Losses/(Gains) - December 2017	128,939.07

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.87%
Prior Net Losses Ratio	0.36%
Second Prior Net Losses Ratio	1.03%
Third Prior Net Losses Ratio	2.13%
Four Month Average	1.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.47%

Flow of Funds	$ Amount

Collections	9,189,720.35
Advances	6,294.94
Investment Earnings on Cash Accounts	9,403.10
Servicing Fee	(147,384.96)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,058,033.43

Distributions of Available Funds
(1) Class A Interest	197,310.49
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	670,889.10
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,425,365.61
(7) Distribution to Certificateholders	739,291.23
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	9,058,033.43

Servicing Fee	147,384.96
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 12/15/17	165,679,013.81
Principal Paid	8,096,254.71
Note Balance @ 01/16/18	157,582,759.10

Class A-1
Note Balance @ 12/15/17	0.00
Principal Paid	0.00
Note Balance @ 01/16/18	0.00
Note Factor @ 01/16/18	0.0000000%

Class A-2a
Note Balance @ 12/15/17	0.00
Principal Paid	0.00
Note Balance @ 01/16/18	0.00
Note Factor @ 01/16/18	0.0000000%

Class A-2b
Note Balance @ 12/15/17	0.00
Principal Paid	0.00
Note Balance @ 01/16/18	0.00
Note Factor @ 01/16/18	0.0000000%

Class A-3
Note Balance @ 12/15/17	66,459,013.81
Principal Paid	8,096,254.71
Note Balance @ 01/16/18	58,362,759.10
Note Factor @ 01/16/18	28.6091956%

Class A-4
Note Balance @ 12/15/17	84,410,000.00
Principal Paid	0.00
Note Balance @ 01/16/18	84,410,000.00
Note Factor @ 01/16/18	100.0000000%

Class B
Note Balance @ 12/15/17	14,810,000.00
Principal Paid	0.00
Note Balance @ 01/16/18	14,810,000.00
Note Factor @ 01/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	222,487.49
Total Principal Paid	8,096,254.71
Total Paid	8,318,742.20

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.47703%
Coupon	1.75703%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	74,212.57
Principal Paid	8,096,254.71
Total Paid to A-3 Holders	8,170,467.28

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3150399
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.4642105
Total Distribution Amount	11.7792504

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3637871
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	39.6875231
Total A-3 Distribution Amount	40.0513102

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	82.86
Noteholders' Principal Distributable Amount	917.14

Account Balances	$ Amount

Advances
Balance as of 11/30/17	37,113.75
Balance as of 12/31/17	43,408.69
Change	6,294.94

Reserve Account
Balance as of 12/15/17	1,806,189.65
Investment Earnings	1,616.06
Investment Earnings Paid	(1,616.06)
Deposit/(Withdrawal)	-
Balance as of 01/16/18	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65